Summary of Significant Accounting Policies - Schedule of Revenue from External Customers by Products and Services (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue from External Customer [Line Items]
Total net revenues	¥ 108,420,832	$ 14,853,593	¥ 112,856,020	¥ 103,152,489
Womenswear and menswear
Revenue from External Customer [Line Items]
Total net revenues	34,825,405		37,628,436	33,332,934
Shoes and bags
Revenue from External Customer [Line Items]
Total net revenues	8,301,476		9,384,021	8,256,326
Skincare and cosmetics
Revenue from External Customer [Line Items]
Total net revenues	14,015,643		15,669,280	15,277,888
Sportswear and sporting goods
Revenue from External Customer [Line Items]
Total net revenues	13,748,205		13,870,228	12,801,388
Home goods and other lifestyle products
Revenue from External Customer [Line Items]
Total net revenues	8,553,989		8,620,465	8,359,052
Baby and children products
Revenue from External Customer [Line Items]
Total net revenues	9,032,306		9,606,808	8,735,859
Supermarkets and other products
Revenue from External Customer [Line Items]
Total net revenues	12,257,526		10,834,247	10,486,631
Other revenues
Revenue from External Customer [Line Items]
Total net revenues	7,686,282		7,242,535	5,902,411
Product revenues
Revenue from External Customer [Line Items]
Total net revenues	¥ 100,734,550	$ 13,800,577	¥ 105,613,485	¥ 97,250,078